Capital Stock (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011 Y
Details regarding outstanding and exercisable stock options
Number of Outstanding Options	5,713
Outstanding Options, Weighted Average Remaining Life (Years)	5.5
Outstanding Options, Weighted Average Exercise Price	$ 32.47
Number of Exercisable Options	4,656
Exercisable Options, Weighted Average Remaining Life (Years)	4.9
Exercisable Options, Weighted Average Exercise Price	$ 35.40
$10.00 - $14.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices lower limit	$ 10.00
Range of Exercise Prices upper limit	$ 14.99
Details regarding outstanding and exercisable stock options
Number of Outstanding Options	1,085
Outstanding Options, Weighted Average Remaining Life (Years)	7.2
Outstanding Options, Weighted Average Exercise Price	$ 11.84
Number of Exercisable Options	599
Exercisable Options, Weighted Average Remaining Life (Years)	7.2
Exercisable Options, Weighted Average Exercise Price	$ 11.84
$15.00 - $19.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices lower limit	$ 15.00
Range of Exercise Prices upper limit	$ 19.99
Details regarding outstanding and exercisable stock options
Number of Outstanding Options	439
Outstanding Options, Weighted Average Remaining Life (Years)	0.8
Outstanding Options, Weighted Average Exercise Price	$ 19.57
Number of Exercisable Options	439
Exercisable Options, Weighted Average Remaining Life (Years)	0.8
Exercisable Options, Weighted Average Exercise Price	$ 19.57
$20.00 - $29.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices lower limit	$ 20.00
Range of Exercise Prices upper limit	$ 29.99
Details regarding outstanding and exercisable stock options
Number of Outstanding Options	685
Outstanding Options, Weighted Average Remaining Life (Years)	8.2
Outstanding Options, Weighted Average Exercise Price	$ 24.39
Number of Exercisable Options	207
Exercisable Options, Weighted Average Remaining Life (Years)	8.1
Exercisable Options, Weighted Average Exercise Price	$ 24.33
$30.00 - $34.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices lower limit	$ 30.00
Range of Exercise Prices upper limit	$ 34.99
Details regarding outstanding and exercisable stock options
Number of Outstanding Options	444
Outstanding Options, Weighted Average Remaining Life (Years)	3.8
Outstanding Options, Weighted Average Exercise Price	$ 33.86
Number of Exercisable Options	351
Exercisable Options, Weighted Average Remaining Life (Years)	2.3
Exercisable Options, Weighted Average Exercise Price	$ 33.58
$35.00 - $39.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices lower limit	$ 35.00
Range of Exercise Prices upper limit	$ 39.99
Details regarding outstanding and exercisable stock options
Number of Outstanding Options	753
Outstanding Options, Weighted Average Remaining Life (Years)	4.3
Outstanding Options, Weighted Average Exercise Price	$ 38.98
Number of Exercisable Options	753
Exercisable Options, Weighted Average Remaining Life (Years)	4.3
Exercisable Options, Weighted Average Exercise Price	$ 38.98
$40.00 - $44.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices lower limit	$ 40.00
Range of Exercise Prices upper limit	$ 44.99
Details regarding outstanding and exercisable stock options
Number of Outstanding Options	1,276
Outstanding Options, Weighted Average Remaining Life (Years)	6.2
Outstanding Options, Weighted Average Exercise Price	$ 40.41
Number of Exercisable Options	1,276
Exercisable Options, Weighted Average Remaining Life (Years)	6.2
Exercisable Options, Weighted Average Exercise Price	$ 40.41
$45.00 - $49.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices lower limit	$ 45.00
Range of Exercise Prices upper limit	$ 49.99
Details regarding outstanding and exercisable stock options
Number of Outstanding Options	352
Outstanding Options, Weighted Average Remaining Life (Years)	3.2
Outstanding Options, Weighted Average Exercise Price	$ 46.80
Number of Exercisable Options	352
Exercisable Options, Weighted Average Remaining Life (Years)	3.2
Exercisable Options, Weighted Average Exercise Price	$ 46.80
$50.00 - $59.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices lower limit	$ 50.00
Range of Exercise Prices upper limit	$ 59.99
Details regarding outstanding and exercisable stock options
Number of Outstanding Options	676
Outstanding Options, Weighted Average Remaining Life (Years)	5.2
Outstanding Options, Weighted Average Exercise Price	$ 51.40
Number of Exercisable Options	676
Exercisable Options, Weighted Average Remaining Life (Years)	5.2
Exercisable Options, Weighted Average Exercise Price	$ 51.40
$60.00 - $64.99 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices lower limit	$ 60.00
Range of Exercise Prices upper limit	$ 64.99
Details regarding outstanding and exercisable stock options
Number of Outstanding Options	3
Outstanding Options, Weighted Average Remaining Life (Years)	5.3
Outstanding Options, Weighted Average Exercise Price	$ 60.96
Number of Exercisable Options	3
Exercisable Options, Weighted Average Remaining Life (Years)	5.3
Exercisable Options, Weighted Average Exercise Price	$ 60.96